Loans and Borrowings (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Loans And Borrowings [Abstract]
Summary of Interest Bearing Loans and Borrowings Measured at Amortized Cost/Fair Value

This note provides information about the contractual terms of Group’s interest bearing loans and borrowings, which are measured at amortized cost. For more information about the Group’s exposure to interest rate, foreign currency and liquidity risk, refer note 5 and 35.

	As at March 31
Particulars	2021	2022
Non-current liabilities
Secured bank loans	426	955
Lease liabilities	13,616	11,613
Convertible notes	187,574	201,240
Non-current portion of loans and borrowings	201,616	213,808

	As at March 31
Particulars	2021	2022
Current liabilities
Current portion of secured bank loans	309	437
Current portion of lease liabilities	2,030	2,339
Current portion of loans and borrowings	2,339	2,776

Summary of Convertible Notes

Convertible Notes
	As at March 31
	2021	2022
Opening balance	—	187,574
Proceeds from issue of convertible notes	230,000	—
Issue expenses	(6,539)	—
Net proceeds	223,461	187,574
Amount classified as equity (net of issue expenses USD 1,105) (refer note 17)	(37,768)	—
Interest accrued	1,881	13,666
Closing balance	187,574	201,240

Schedule of Terms and Conditions of Outstanding Loans, Lease Liabilities and Convertible Notes

				As at March 31, 2021		As at March 31, 2022
Particulars	Currency	Interest rate	Year of maturity	Original value	Carrying amount	Original value	Carrying amount
Secured bank loans	INR	7%-10%	2021 - 2027	1,288	735	2,154	1,392
Lease liabilities		10%-11%	2021 - 2028	33,118	15,646	33,222	13,952
Convertible notes	USD	7.39%	2024	230,000	187,574	230,000	201,240

Summary of Changes in Cash Flows from Financing Activities

Changes in cash flows from financing activities

	Liabilities
	Secured bank loans	Lease liabilities	Convertible Notes	Total
Balance as at March 31, 2019	707	—	—	707
Impact due to initial application of IFRS 16	—	24,877	—	24,877
Restated balance as at April 1, 2019	707	24,877	—	25,584
Proceeds from bank loans	702	—	—	702
Repayment of bank loans	(316)	—	—	(316)
Acquired though business combination	9	945	—	954
Additions to lease liabilities	—	3,974	—	3,974
Payment of lease liabilities	—	(3,481)	—	(3,481)
Interest accrued	61	2,731	—	2,792
Interest paid	(61)	(2,731)	—	(2,792)
Effect of change in foreign exchange rates	(71)	(1,762)	—	(1,833)
Balance as at March 31, 2020	1,031	24,553	—	25,584
Proceeds from bank loans	191	—	—	191
Repayment of bank loans	(505)	—	—	(505)
Proceeds from issuance of convertible notes (excluding equity component)	—	—	191,127	191,127
Direct cost incurred in relation to convertible notes (excluding equity component)	—	—	(5,434)	(5,434)
Additions to lease liabilities	—	1,277	—	1,277
Adjustment due to modifications	—	(8,564)	—	(8,564)
Payment of lease liabilities	—	(2,045)	—	(2,045)
Interest accrued	116	1,867	1,881	3,864
Interest paid	(116)	(1,867)	—	(1,983)
Effect of change in foreign exchange rates	18	425	—	443
Balance as at March 31, 2021	735	15,646	187,574	203,955
Proceeds from bank loans	1,169	—	—	1,169
Repayment of bank loans	(479)	—	—	(479)
Additions to lease liabilities	—	1,804	—	1,804
Adjustment due to modifications	—	(1,053)	—	(1,053)
Payment of lease liabilities	—	(1,771)	—	(1,771)
Interest accrued	78	1,569	13,666	15,313
Interest paid	(78)	(1,569)	—	(1,647)
Effect of change in foreign exchange rates	(33)	(674)	—	(707)
Balance as at March 31, 2022	1,392	13,952	201,240	216,584